CREDIT FACILITIES AND NOTES PAYABLE AND REPURCHASE FACILTY (Schedule of Debt) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt, Beginning Balance			$ 1,611,261	$ 2,529,666	$ 2,529,666
Total debt, Debt Issuances & Assumptions			320,992		424,500
Total debt, Repayments & Modifications			(218,814)		(1,342,905)
Total debt, Ending Balance	$ 1,713,439		1,713,439		1,611,261	$ 2,529,666
Net premiums, Beginning Balance			241	331	331
Accretion and (Amortization), Net premiums			(45)	(44)	(90)	(88)	$ (86)
Net premiums, Ending Balance	196		196		241	331
Total debt, net, Beginning Balance			1,604,860	2,516,914	2,516,914
Total debt, net, Debt Issuances & Assumptions			320,992		424,481
Total debt, net Repayments & Modifications			(218,628)		(1,340,634)
Accretion and (Amortization)			1,374		4,099
Total debt, net, Ending Balance	1,708,598		1,708,598		1,604,860	2,516,914
Mortgage notes assumed by buyer in real estate disposition					(205,765)	0	0
Loss on extinguishment of debt	370	$ 0	4,752	0	7,227	46	$ 896
Fixed rate debt
Debt Instrument [Line Items]
Total debt, Beginning Balance			726,261	1,178,166	1,178,166
Total debt, Debt Issuances & Assumptions			0		0
Total debt, Repayments & Modifications			(218,814)		(451,905)
Total debt, Ending Balance	507,447		507,447		726,261	1,178,166
Deferred costs, Beginning Balance			(2,709)	(6,352)	(6,352)
Deferred costs			186		1,526
Accretion and (Amortization), Deferred costs			529		2,117
Deferred costs, Ending Balance	(1,994)		(1,994)		(2,709)	(6,352)
Variable Rate Debt
Debt Instrument [Line Items]
Total debt, Beginning Balance			0	20,500	20,500
Total debt, Debt Issuances & Assumptions					0
Total debt, Repayments & Modifications					(20,500)
Total debt, Ending Balance					0	20,500
Line of Credit
Debt Instrument [Line Items]
Total debt, Beginning Balance			885,000	1,331,000	1,331,000
Total debt, Debt Issuances & Assumptions			246,500		424,500
Total debt, Repayments & Modifications			0		(870,500)
Total debt, Ending Balance	1,131,500		1,131,500		885,000	1,331,000
Deferred costs, Beginning Balance			(3,933)	$ (6,731)	(6,731)
Proceeds from issuances of deferred costs					(19)
Deferred costs			0		745
Accretion and (Amortization), Deferred costs			890		2,072
Deferred costs, Ending Balance	(3,043)		(3,043)		(3,933)	$ (6,731)
Repurchase facility
Debt Instrument [Line Items]
Total debt, Beginning Balance			0
Total debt, Debt Issuances & Assumptions			74,492
Total debt, Repayments & Modifications			0
Total debt, Ending Balance	$ 74,492		74,492		$ 0
Loans payable | Mortgages
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 4,800